Other Reserves - Summary of Information on Other Reserves (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	€ 24,329	€ 21,205	€ 19,983
Vested share-based payments	(239)	2,847	736
Currency Translation differences subsidiaries	(769)	277	485
Other reserves ending balance	23,322	24,329	21,205
Share based payment reserve [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	6,946	4,098	3,362
Vested share-based payments	(239)	2,847	736
Other reserves ending balance	6,707	6,946	4,098
Convertible loan [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	16,631	16,631	16,631
Other reserves ending balance	16,631	16,631	16,631
Translation [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	752	475	(10)
Currency Translation differences subsidiaries	(769)	277	485
Other reserves ending balance	€ (16)	€ 752	€ 475